Employee benefits - Additional Information (Details)	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) year	Dec. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans		€ 4,400,000	€ 8,500,000	€ 9,600,000	€ 0
Recognized liability for net defined benefit obligations		165,100,000	185,400,000	187,800,000
Estimate of contributions expected to be paid to plan for next annual reporting period			€ 5,800,000	5,700,000
Weighted average duration of defined benefit obligation | year			18.3
Predecessor
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 2,400,000
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations		€ 244,000,000	€ 266,700,000	267,600,000
Foreign defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations			188,400,000	190,900,000
Foreign defined benefit plans | Other countries | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations			€ 3,000,000	€ 3,100,000